Loans and Allowance for Credit Losses - Activity in Allowance for Credit Losses by Portfolio Class (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 4,357	$ 4,306	$ 4,375
Provision for credit losses	1,390	1,324	1,132
Loans charged-off	1,751	1,615	1,516
Less recoveries of loans charged-off	(421)	(346)	(344)
Net loans charged-off	1,330	1,269	1,172
Other changes		(4)	(29)
Balance at end of period	4,417	4,357	4,306
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,450	1,287	1,146
Provision for credit losses	186	488	361
Loans charged-off	414	417	314
Less recoveries of loans charged-off	(150)	(92)	(95)
Net loans charged-off	264	325	219
Other changes			(1)
Balance at end of period	1,372	1,450	1,287
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	812	724	726
Provision for credit losses	19	75	(30)
Loans charged-off	30	22	22
Less recoveries of loans charged-off	(30)	(35)	(50)
Net loans charged-off		(13)	(28)
Balance at end of period	831	812	724
Residential Mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	510	631	787
Provision for credit losses	(24)	(61)	(47)
Loans charged-off	65	85	135
Less recoveries of loans charged-off	(28)	(25)	(26)
Net loans charged-off	37	60	109
Balance at end of period	449	510	631
Other Retail [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	617	743	771
Provision for credit losses	304	95	193
Loans charged-off	355	332	319
Less recoveries of loans charged-off	(112)	(111)	(98)
Net loans charged-off	243	221	221
Balance at end of period	678	617	743
Credit Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	934	883	880
Provision for credit losses	908	728	654
Loans charged-off	887	759	726
Less recoveries of loans charged-off	(101)	(83)	(75)
Net loans charged-off	786	676	651
Other changes		(1)
Balance at end of period	1,056	934	883
Total Loans, Excluding Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	4,323	4,268	4,310
Provision for credit losses	1,393	1,325	1,131
Loans charged-off	1,751	1,615	1,516
Less recoveries of loans charged-off	(421)	(346)	(344)
Net loans charged-off	1,330	1,269	1,172
Other changes		(1)	(1)
Balance at end of period	4,386	4,323	4,268
Covered Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	34	38	65
Provision for credit losses	(3)	(1)	1
Other changes		(3)	(28)
Balance at end of period	$ 31	$ 34	$ 38